Changes in Number of Issued Shares of Common Stock (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Class of Stock [Line Items]
Balance at beginning of fiscal year	21,782,185,320	15,494,397,690	11,178,940,660
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	151,921,540	287,787,630	1,315,457,030
Issuance of new shares of common stock by exercise of stock acquisition rights	4,748,000
Issuance of new shares of common stock by public offering		5,609,000,000	2,804,400,000
Issuance of new shares of common stock by way of third-party allotment		391,000,000	195,600,000
Issuance of new shares of common stock for stock exchanges	2,109,310,867
Balance at end of fiscal year	24,048,165,727	21,782,185,320	15,494,397,690